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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia Adaptive Retirement 2020 Fund, December 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 84.4%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	35,034	201,448
Columbia Solutions Aggressive Portfolio, Institutional 3 Class(a)	70,655	727,743
Columbia Solutions Conservative Portfolio, Institutional 3 Class(a)	331,622	3,352,700
Total Alternative Strategies Funds (Cost $4,220,615)		4,281,891

Exchange-Traded Funds 11.8%

iShares JPMorgan USD Emerging Markets Bond ETF	868	100,775
iShares TIPS Bond ETF	1,767	201,579
iShares U.S. Real Estate ETF	2,447	198,232
Vanguard Mortgage-Backed Securities ETF	1,909	100,108
Total Exchange-Traded Funds (Cost $597,078)		600,694

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.350%(a),(b)	175,342	175,342
Total Money Market Funds (Cost $175,342)		175,342
Total Investments (Cost: $4,993,035)		5,057,927
Other Assets & Liabilities, Net		17,612
Net Assets		5,075,539

Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class	—	53,534	(18,500)	35,034	—	(185)	4,911	321	201,448
Columbia Short-Term Cash Fund, 1.350%	5,000,000	185,132	(5,009,790)	175,342	—	—	—	675	175,342
Columbia Solutions Aggressive Portfolio, Institutional 3 Class	—	80,575	(9,920)	70,655	2,961	2,380	21,036	2,943	727,743
Columbia Solutions Conservative Portfolio, Institutional 3 Class	—	331,622	—	331,622	4,409	—	35,329	8,984	3,352,700
Total					7,370	2,195	61,276	12,923	4,457,233

(b)	The rate shown is the seven-day current annualized yield at December 31, 2017.
Investments are valued using policies described below:
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Adaptive Retirement 2020 Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2020 Fund, December 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	201,448	—	—	4,080,443	4,281,891
Exchange-Traded Funds	600,694	—	—	—	600,694
Money Market Funds	—	—	—	175,342	175,342
Total Investments	802,142	—	—	4,255,785	5,057,927
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
2	Columbia Adaptive Retirement 2020 Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Adaptive Retirement 2030 Fund, December 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 84.9%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	71,124	408,964
Columbia Solutions Aggressive Portfolio, Institutional 3 Class(a)	370,816	3,819,402
Columbia Solutions Conservative Portfolio, Institutional 3 Class(a)	445,476	4,503,768
Total Alternative Strategies Funds (Cost $8,566,374)		8,732,134

Exchange-Traded Funds 11.9%

iShares JPMorgan USD Emerging Markets Bond ETF	1,762	204,568
iShares TIPS Bond ETF	3,585	408,977
iShares U.S. Real Estate ETF	4,965	402,215
Vanguard Mortgage-Backed Securities ETF	3,874	203,152
Total Exchange-Traded Funds (Cost $1,211,589)		1,218,912

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.350%(a),(b)	312,464	312,464
Total Money Market Funds (Cost $312,463)		312,464
Total Investments (Cost: $10,090,426)		10,263,510
Other Assets & Liabilities, Net		17,443
Net Assets		10,280,953

Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class	—	106,856	(35,732)	71,124	—	(357)	9,969	651	408,964
Columbia Short-Term Cash Fund, 1.350%	9,980,000	292,352	(9,959,888)	312,464	—	—	—	1,069	312,464
Columbia Solutions Aggressive Portfolio, Institutional 3 Class	—	392,234	(21,418)	370,816	15,540	5,140	110,401	15,444	3,819,402
Columbia Solutions Conservative Portfolio, Institutional 3 Class	—	445,476	—	445,476	5,923	—	45,391	12,068	4,503,768
Total					21,463	4,783	165,761	29,232	9,044,598

(b)	The rate shown is the seven-day current annualized yield at December 31, 2017.
Investments are valued using policies described below:
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Adaptive Retirement 2030 Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2030 Fund, December 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	408,964	—	—	8,323,170	8,732,134
Exchange-Traded Funds	1,218,912	—	—	—	1,218,912
Money Market Funds	—	—	—	312,464	312,464
Total Investments	1,627,876	—	—	8,635,634	10,263,510
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Adaptive Retirement 2030 Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Adaptive Retirement 2040 Fund, December 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 82.5%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	6,940	39,902
Columbia Solutions Aggressive Portfolio, Institutional 3 Class(a)	63,643	655,526
Columbia Solutions Conservative Portfolio, Institutional 3 Class(a)	16,083	162,601
Total Alternative Strategies Funds (Cost $836,547)		858,029

Exchange-Traded Funds 11.4%

iShares JPMorgan USD Emerging Markets Bond ETF	172	19,969
iShares TIPS Bond ETF	350	39,928
iShares U.S. Real Estate ETF	485	39,290
Vanguard Mortgage-Backed Securities ETF	378	19,823
Total Exchange-Traded Funds (Cost $118,293)		119,010

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.350%(a),(b)	45,545	45,545
Total Money Market Funds (Cost $45,545)		45,545
Total Investments (Cost: $1,000,385)		1,022,584
Other Assets & Liabilities, Net		17,479
Net Assets		1,040,063

Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class	—	10,707	(3,767)	6,940	—	(38)	973	63	39,902
Columbia Short-Term Cash Fund, 1.350%	1,000,000	56,761	(1,011,216)	45,545	—	—	—	107	45,545
Columbia Solutions Aggressive Portfolio, Institutional 3 Class	—	66,517	(2,874)	63,643	2,667	690	18,948	2,651	655,526
Columbia Solutions Conservative Portfolio, Institutional 3 Class	—	16,083	—	16,083	214	—	1,561	436	162,601
Total					2,881	652	21,482	3,257	903,574

(b)	The rate shown is the seven-day current annualized yield at December 31, 2017.
Investments are valued using policies described below:
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Adaptive Retirement 2040 Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2040 Fund, December 31, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	39,902	—	—	818,127	858,029
Exchange-Traded Funds	119,010	—	—	—	119,010
Money Market Funds	—	—	—	45,545	45,545
Total Investments	158,912	—	—	863,672	1,022,584
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
6	Columbia Adaptive Retirement 2040 Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Adaptive Retirement 2050 Fund, December 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 82.6%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	6,839	39,327
Columbia Solutions Aggressive Portfolio, Institutional 3 Class(a)	78,608	809,659
Total Alternative Strategies Funds (Cost $824,624)		848,986

Exchange-Traded Funds 11.4%

iShares JPMorgan USD Emerging Markets Bond ETF	170	19,737
iShares TIPS Bond ETF	345	39,357
iShares U.S. Real Estate ETF	477	38,642
Vanguard Mortgage-Backed Securities ETF	375	19,665
Total Exchange-Traded Funds (Cost $116,696)		117,401

Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.350%(a),(b)	44,268	44,268
Total Money Market Funds (Cost $44,268)		44,268
Total Investments (Cost: $985,588)		1,010,655
Other Assets & Liabilities, Net		17,477
Net Assets		1,028,132

Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class	—	10,707	(3,868)	6,839	—	(39)	959	63	39,327
Columbia Short-Term Cash Fund, 1.350%	1,000,000	55,686	(1,011,418)	44,268	—	(1)	—	106	44,268
Columbia Solutions Aggressive Portfolio, Institutional 3 Class	—	80,639	(2,031)	78,608	3,294	488	23,403	4,163	809,659
Total					3,294	448	24,362	4,332	893,254

(b)	The rate shown is the seven-day current annualized yield at December 31, 2017.
Investments are valued using policies described below:
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Columbia Adaptive Retirement 2050 Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2050 Fund, December 31, 2017 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	39,327	—	—	809,659	848,986
Exchange-Traded Funds	117,401	—	—	—	117,401
Money Market Funds	—	—	—	44,268	44,268
Total Investments	156,728	—	—	853,927	1,010,655
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
8	Columbia Adaptive Retirement 2050 Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Adaptive Retirement 2060 Fund, December 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 82.6%
	Shares	Value ($)
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	6,875	39,532
Columbia Solutions Aggressive Portfolio, Institutional 3 Class(a)	79,001	813,716
Total Alternative Strategies Funds (Cost $828,763)		853,248

Exchange-Traded Funds 11.4%

iShares JPMorgan USD Emerging Markets Bond ETF	170	19,737
iShares TIPS Bond ETF	347	39,585
iShares U.S. Real Estate ETF	480	38,885
Vanguard Mortgage-Backed Securities ETF	375	19,665
Total Exchange-Traded Funds (Cost $117,163)		117,872

Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.350%(a),(b)	44,347	44,347
Total Money Market Funds (Cost $44,347)		44,347
Total Investments (Cost: $990,273)		1,015,467
Other Assets & Liabilities, Net		17,472
Net Assets		1,032,939

Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Commodity Strategy Fund, Institutional 3 Class	—	10,706	(3,831)	6,875	—	(38)	964	63	39,532
Columbia Short-Term Cash Fund, 1.350%	1,000,000	57,323	(1,012,976)	44,347	—	(1)	—	106	44,347
Columbia Solutions Aggressive Portfolio, Institutional 3 Class	—	80,642	(1,641)	79,001	3,311	394	23,521	3,290	813,716
Total					3,311	355	24,485	3,459	897,595

(b)	The rate shown is the seven-day current annualized yield at December 31, 2017.
Investments are valued using policies described below:
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Columbia Adaptive Retirement 2060 Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Adaptive Retirement 2060 Fund, December 31, 2017 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Solutions Portfolios serve as investment vehicles for the Columbia Adaptive Retirement Funds and each pursues consistent total returns by seeking to allocate risks across multiple asset classes. Investments in the Columbia Solutions Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	39,532	—	—	813,716	853,248
Exchange-Traded Funds	117,872	—	—	—	117,872
Money Market Funds	—	—	—	44,347	44,347
Total Investments	157,404	—	—	858,063	1,015,467
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
10	Columbia Adaptive Retirement 2060 Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Pacific/Asia Fund, December 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.1%
Issuer	Shares	Value ($)
Australia 5.3%
Commonwealth Bank of Australia	33,211	2,072,649
CSL Ltd.	22,122	2,431,069
Macquarie Group Ltd.	56,386	4,361,169
Westpac Banking Corp.	143,167	3,482,328
Total		12,347,215
China 21.9%
Alibaba Group Holding Ltd., ADR(a)	42,890	7,395,523
China Construction Bank Corp., Class H	5,834,000	5,370,504
China Mobile Ltd.	296,000	2,993,165
CSPC Pharmaceutical Group Ltd.	1,356,000	2,731,827
Guangdong Investment Ltd.	2,058,000	2,751,553
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	153,965	922,088
Kweichow Moutai Co., Ltd., Class A	35,072	3,756,506
NetEase, Inc., ADR	4,676	1,613,547
New Oriental Education & Technology Group, Inc., ADR	26,795	2,518,730
Nexteer Automotive Group Ltd.	1,859,000	4,417,773
Ping An Insurance Group Co. of China Ltd., Class H	527,500	5,471,267
Tencent Holdings Ltd.	209,000	10,817,413
Wuxi Biologics Cayman, Inc.(a)	81,500	455,858
Total		51,215,754
Hong Kong 4.6%
AIA Group Ltd.	332,600	2,828,978
BOC Hong Kong Holdings Ltd.	761,000	3,845,923
Link REIT (The)	432,500	4,001,410
Total		10,676,311
India 7.7%
Ceat Ltd.	68,436	2,087,526
Eicher Motors Ltd.	6,334	3,003,642
HDFC Bank Ltd., ADR	34,366	3,493,991
HDFC Standard Life Insurance Co., Ltd.	283,811	1,716,361
Indraprastha Gas Ltd.	464,231	2,442,345
InterGlobe Aviation Ltd.	153,017	2,882,936
UPL Ltd.	198,363	2,368,634
Total		17,995,435
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 2.5%
PT Bank Rakyat Indonesia Persero Tbk	15,835,000	4,248,344
PT Telekomunikasi Indonesia Persero Tbk, ADR	48,679	1,568,437
Total		5,816,781
Japan 41.0%
Amano Corp.	110,900	2,891,911
BayCurrent Consulting, Inc.	24,000	692,298
Benefit One, Inc.	54,900	1,147,949
Dai-ichi Life Holdings, Inc.	202,800	4,167,975
Daikin Industries Ltd.	18,800	2,221,464
Digital Arts, Inc.	36,500	1,454,631
Disco Corp.	4,100	908,722
Elecom Co., Ltd.	97,500	2,244,615
Fujitec Co., Ltd.	74,800	1,078,849
Hoya Corp.	67,900	3,381,637
ITOCHU Corp.	179,200	3,340,560
ITOCHU Techno-Solutions Corp.	39,300	1,704,568
JCU Corp.	44,000	2,137,785
Katitas Co., Ltd.(a)	146,300	3,357,726
Keyence Corp.	9,200	5,139,408
Koito Manufacturing Co., Ltd.	53,600	3,752,717
Komatsu Ltd.	65,100	2,352,696
Maeda Kosen Co., Ltd.	86,000	1,586,416
MISUMI Group, Inc.	59,500	1,727,412
Mitsubishi Corp.	32,900	907,177
Mitsubishi UFJ Financial Group, Inc.	790,400	5,752,504
Mitsui Chemicals, Inc.	62,200	1,994,596
Nidec Corp.	24,800	3,472,423
Nihon M&A Center, Inc.	41,700	1,985,363
Nippon Telegraph & Telephone Corp.	67,600	3,178,154
Nitto Denko Corp.	25,700	2,273,132
Nittoku Engineering Co., Ltd.	35,301	1,489,310
Open House Co., Ltd.	43,200	2,323,426
ORIX Corp.	242,690	4,091,967
Persol Holdings Co., Ltd.	57,900	1,449,606
Pigeon Corp.	61,200	2,325,303
Rheon Automatic Machinery Co., Ltd.	9,800	170,237
Rohm Co., Ltd.	5,800	638,938
Round One Corp.	52,900	887,902

Columbia Pacific/Asia Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, December 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Seria Co., Ltd.	39,000	2,346,904
Shoei Co., Ltd.	42,600	1,945,422
SoftBank Group Corp.	44,200	3,499,340
Solasto Corp.	38,000	857,953
Sony Corp.	57,800	2,594,230
Start Today Co., Ltd.	37,500	1,138,241
Subaru Corp.	21,800	691,231
Takuma Co., Ltd.	231,400	3,233,916
Tanseisha Co., Ltd.	118,597	1,334,482
Total		95,871,096
Singapore 3.1%
DBS Group Holdings Ltd.	300,200	5,552,584
Mapletree Commercial Trust	1,479,970	1,792,629
Total		7,345,213
South Korea 3.8%
Samsung Electronics Co., Ltd.	3,787	8,997,576
Taiwan 4.3%
Largan Precision Co., Ltd.	20,000	2,684,628
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	185,222	7,344,052
Total		10,028,680
Common Stocks (continued)
Issuer	Shares	Value ($)
Thailand 0.7%
Kasikornbank PCL, Foreign Registered Shares	238,300	1,743,967
United Kingdom 2.2%
Rio Tinto PLC, ADR	97,773	5,175,125
Total Common Stocks (Cost $144,354,097)		227,213,153

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.350%(b),(c)	6,636,957	6,636,957
Total Money Market Funds (Cost $6,636,751)		6,636,957
Total Investments (Cost $150,990,848)		233,850,110
Other Assets & Liabilities, Net		111,448
Net Assets		$233,961,558

Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
40,436,000 CNY	6,097,312 USD	Citi	01/24/2018	—	(102,823)
145,334,000 INR	2,239,905 USD	Citi	01/24/2018	—	(33,152)
500,865,000 JPY	4,475,725 USD	Citi	01/24/2018	25,791	—
4,827,698 USD	6,295,000 AUD	Citi	01/24/2018	84,063	—
5,583,692 USD	6,063,331,000 KRW	Citi	01/24/2018	93,999	—
Total				203,853	(135,975)
2	Columbia Pacific/Asia Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, December 31, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.350%
	3,261,120	72,547,872	(69,172,035)	6,636,957	(242)	39	36,639	6,636,957
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CNY	China Yuan Renminbi
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Pacific/Asia Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, December 31, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	12,347,215	—	—	12,347,215
China	11,527,800	39,687,954	—	—	51,215,754
Hong Kong	—	10,676,311	—	—	10,676,311
India	3,493,991	14,501,444	—	—	17,995,435
Indonesia	1,568,437	4,248,344	—	—	5,816,781
Japan	—	95,871,096	—	—	95,871,096
Singapore	—	7,345,213	—	—	7,345,213
South Korea	—	8,997,576	—	—	8,997,576
Taiwan	7,344,052	2,684,628	—	—	10,028,680
Thailand	—	1,743,967	—	—	1,743,967
United Kingdom	5,175,125	—	—	—	5,175,125
Total Common Stocks	29,109,405	198,103,748	—	—	227,213,153
Money Market Funds	—	—	—	6,636,957	6,636,957
Total Investments	29,109,405	198,103,748	—	6,636,957	233,850,110
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	203,853	—	—	203,853
Liability
Forward Foreign Currency Exchange Contracts	—	(135,975)	—	—	(135,975)
Total	29,109,405	198,171,626	—	6,636,957	233,917,988
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
4	Columbia Pacific/Asia Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Pacific/Asia Fund, December 31, 2017 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
Columbia Pacific/Asia Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Select Large Cap Growth Fund, December 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.2%
Issuer	Shares	Value ($)
Consumer Discretionary 22.2%
Diversified Consumer Services 2.4%
New Oriental Education & Technology Group, Inc., ADR	1,027,166	96,553,604
Hotels, Restaurants & Leisure 4.6%
Domino’s Pizza, Inc.	296,006	55,933,294
Starbucks Corp.	2,276,413	130,734,398
Total		186,667,692
Internet & Direct Marketing Retail 8.9%
Amazon.com, Inc.(a)	156,602	183,141,341
Priceline Group, Inc. (The)(a)	103,950	180,638,073
Total		363,779,414
Specialty Retail 2.7%
Ulta Beauty, Inc.(a)	499,987	111,827,092
Textiles, Apparel & Luxury Goods 3.6%
Nike, Inc., Class B	2,321,545	145,212,640
Total Consumer Discretionary		904,040,442
Consumer Staples 4.3%
Beverages 2.1%
Monster Beverage Corp.(a)	1,394,135	88,234,804
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	477,690	88,907,663
Total Consumer Staples		177,142,467
Energy 2.9%
Oil, Gas & Consumable Fuels 2.9%
Pioneer Natural Resources Co.	675,410	116,744,619
Total Energy		116,744,619
Financials 6.8%
Banks 2.0%
First Republic Bank	948,470	82,175,441
Capital Markets 4.8%
Charles Schwab Corp. (The)	2,231,745	114,644,741
Intercontinental Exchange, Inc.	1,170,006	82,555,623
Total		197,200,364
Total Financials		279,375,805
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 21.6%
Biotechnology 11.4%
Alexion Pharmaceuticals, Inc.(a)	1,202,932	143,858,638
Celgene Corp.(a)	1,020,579	106,507,624
Shire PLC, ADR	663,460	102,915,915
Vertex Pharmaceuticals, Inc.(a)	754,245	113,031,156
Total		466,313,333
Health Care Equipment & Supplies 2.7%
Edwards Lifesciences Corp.(a)	975,183	109,912,876
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	374,889	82,648,029
Life Sciences Tools & Services 3.1%
Illumina, Inc.(a)	565,963	123,657,256
Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	1,581,682	96,925,473
Total Health Care		879,456,967
Industrials 1.6%
Electrical Equipment 1.6%
Acuity Brands, Inc.	376,560	66,274,560
Total Industrials		66,274,560
Information Technology 38.8%
Electronic Equipment, Instruments & Components 1.7%
Cognex Corp.	1,130,338	69,131,472
Internet Software & Services 9.6%
Alibaba Group Holding Ltd., ADR(a)	855,975	147,595,769
Facebook, Inc., Class A(a)	941,219	166,087,505
MercadoLibre, Inc.	250,301	78,759,713
Total		392,442,987
IT Services 6.0%
PayPal Holdings, Inc.(a)	1,423,301	104,783,420
Visa, Inc., Class A	1,241,766	141,586,159
Total		246,369,579
Semiconductors & Semiconductor Equipment 6.2%
Applied Materials, Inc.	2,497,530	127,673,733
NVIDIA Corp.	644,614	124,732,809
Total		252,406,542

Columbia Select Large Cap Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, December 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 15.3%
Activision Blizzard, Inc.	2,021,526	128,003,026
Adobe Systems, Inc.(a)	773,998	135,635,410
Salesforce.com, Inc.(a)	1,322,784	135,228,208
ServiceNow, Inc.(a)	752,158	98,073,882
Splunk, Inc.(a)	1,527,479	126,536,360
Total		623,476,886
Total Information Technology		1,583,827,466
Total Common Stocks (Cost $2,405,235,941)		4,006,862,326

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.350%(b),(c)	75,736,791	75,736,791
Total Money Market Funds (Cost $75,729,217)		75,736,791
Total Investments (Cost: $2,480,965,158)		4,082,599,117
Other Assets & Liabilities, Net		(2,182,761)
Net Assets		4,080,416,356

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.350%
	116,271,746	1,113,580,090	(1,154,115,045)	75,736,791	15,462	(4,054)	336,725	75,736,791
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
2	Columbia Select Large Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, December 31, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	904,040,442	—	—	—	904,040,442
Consumer Staples	177,142,467	—	—	—	177,142,467
Energy	116,744,619	—	—	—	116,744,619
Financials	279,375,805	—	—	—	279,375,805
Health Care	879,456,967	—	—	—	879,456,967
Industrials	66,274,560	—	—	—	66,274,560
Information Technology	1,583,827,466	—	—	—	1,583,827,466
Total Common Stocks	4,006,862,326	—	—	—	4,006,862,326
Money Market Funds	—	—	—	75,736,791	75,736,791
Total Investments	4,006,862,326	—	—	75,736,791	4,082,599,117
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Select Large Cap Growth Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Solutions Aggressive Portfolio, December 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Foreign Government Obligations(a),(b) 14.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 1.3%
Republic of Austria Government Bond(c)
11/22/2022	3.400%	EUR	66,000	92,863
Belgium 1.5%
Kingdom of Belgium Government Bond(c)
06/22/2024	2.600%	EUR	50,000	69,528
06/22/2027	0.800%	EUR	30,000	36,571
Total				106,099
France 1.9%
French Republic Government Bond OAT(c)
05/25/2045	3.250%	EUR	50,000	81,019
05/25/2048	2.000%	EUR	37,000	46,831
Total				127,850
Italy 1.7%
Italy Buoni Poliennali Del Tesoro(c)
09/01/2046	3.250%	EUR	50,000	61,033
03/01/2047	2.700%	EUR	49,000	53,461
Total				114,494
Mexico 0.6%
Mexican Bonos
06/10/2021	6.500%	MXN	800,000	39,269
Netherlands 0.8%
Netherlands Government Bond(c)
07/15/2027	0.750%	EUR	48,000	58,806
Spain 4.6%
Spain Government Bond(c)
01/31/2022	5.850%	EUR	125,000	184,640
10/31/2024	2.750%	EUR	95,000	128,499
Total				313,139
Foreign Government Obligations(a),(b) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sweden 0.8%
Sweden Government Bond
05/12/2028	0.750%	SEK	435,000	52,924
United Kingdom 1.1%
United Kingdom Gilt(c)
01/22/2045	3.500%	GBP	40,000	73,810
Total Foreign Government Obligations (Cost $968,192)				979,254

U.S. Treasury Obligations 24.3%

U.S. Treasury
02/15/2021	3.625%		500,000	524,367
11/30/2024	2.125%		452,000	446,075
08/15/2027	2.250%		350,000	345,126
11/15/2027	2.250%		330,000	325,404
02/15/2045	2.500%		20,000	19,072
Total U.S. Treasury Obligations (Cost $1,662,909)				1,660,044

Money Market Funds 57.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.350%(d),(e)	3,899,548	3,899,548
Total Money Market Funds (Cost $3,899,529)		3,899,548
Total Investments (Cost: $6,530,630)		6,538,846
Other Assets & Liabilities, Net		295,852
Net Assets		6,834,698

At December 31, 2017, securities and/or cash totaling $323,689 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
77,976,000 JPY	691,707 USD	HSBC	01/12/2018	—	(651)
807,000 MXN	42,111 USD	HSBC	01/12/2018	1,144	—
162,000 NOK	19,646 USD	HSBC	01/12/2018	—	(90)
1,132,000 SEK	134,510 USD	HSBC	01/12/2018	—	(3,567)
51,000 SGD	37,605 USD	HSBC	01/12/2018	—	(533)
129,348 USD	14,523,000 JPY	HSBC	01/12/2018	—	(396)
19,157 USD	160,000 SEK	HSBC	01/12/2018	359	—
6,675 USD	9,000 SGD	HSBC	01/12/2018	55	—
Columbia Solutions Aggressive Portfolio | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2017 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
259,000 AUD	197,037 USD	Morgan Stanley	01/12/2018	—	(5,050)
232,000 CHF	235,442 USD	Morgan Stanley	01/12/2018	—	(2,800)
343,000 DKK	54,823 USD	Morgan Stanley	01/12/2018	—	(491)
1,499,000 EUR	1,784,453 USD	Morgan Stanley	01/12/2018	—	(15,147)
443,000 GBP	584,928 USD	Morgan Stanley	01/12/2018	—	(13,380)
37,826 USD	50,000 AUD	Morgan Stanley	01/12/2018	1,187	—
48,980 USD	48,000 CHF	Morgan Stanley	01/12/2018	312	—
12,993 USD	81,000 DKK	Morgan Stanley	01/12/2018	69	—
200,568 USD	168,000 EUR	Morgan Stanley	01/12/2018	1,122	—
121,959 USD	90,000 GBP	Morgan Stanley	01/12/2018	—	(407)
Total				4,248	(42,512)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	8	03/2018	JPY	120,994,915	—	(16)
Australian 3-Year Bond	2	03/2018	AUD	222,194	—	(739)
Euro-Bobl	1	03/2018	EUR	131,852	—	(844)
Euro-Bund	3	03/2018	EUR	487,724	—	(2,342)
Long Gilt	1	03/2018	GBP	126,384	2,117	—
MSCI EAFE Index	23	03/2018	USD	2,352,325	33,082	—
MSCI Emerging Markets Index	15	03/2018	USD	872,775	30,490	—
S&P 500 E-mini	28	03/2018	USD	3,746,400	63,001	—
S&P/TSE 60 Index	2	03/2018	CAD	382,960	1,053	—
U.S. Treasury 10-Year Note	8	03/2018	USD	997,392	—	(3,078)
U.S. Treasury 5-Year Note	2	03/2018	USD	232,911	—	(590)
U.S. Treasury Ultra 10-Year Note	1	03/2018	USD	135,078	454	—
Total					130,197	(7,609)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	3.068	USD	715,000	1,231	—	—	1,231	—
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	0.492	USD	408,000	735	—	—	735	—
Total								1,966	—	—	1,966	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by the government.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $887,061, which represents 12.98% of net assets.
(d)	The rate shown is the seven-day current annualized yield at December 31, 2017.
2	Columbia Solutions Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.350%	10,000	6,856,180	(2,966,632)	3,899,548	(5)	19	10,276	3,899,548
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described below:
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Solutions Aggressive Portfolio | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Solutions Aggressive Portfolio, December 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Foreign Government Obligations	—	979,254	—	—	979,254
U.S. Treasury Obligations	1,660,044	—	—	—	1,660,044
Money Market Funds	—	—	—	3,899,548	3,899,548
Total Investments	1,660,044	979,254	—	3,899,548	6,538,846
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	4,248	—	—	4,248
Futures Contracts	130,197	—	—	—	130,197
Swap Contracts	—	1,966	—	—	1,966
Liability
Forward Foreign Currency Exchange Contracts	—	(42,512)	—	—	(42,512)
Futures Contracts	(7,609)	—	—	—	(7,609)
Total	1,782,632	942,956	—	3,899,548	6,625,136
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Solutions Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments
Columbia Solutions Conservative Portfolio, December 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Foreign Government Obligations(a) 9.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 1.2%
Republic of Austria Government Bond(b)
11/22/2022	3.400%	EUR	68,000	95,677
Belgium 1.2%
Kingdom of Belgium Government Bond(b)
06/22/2024	2.600%	EUR	35,000	48,669
06/22/2027	0.800%	EUR	40,000	48,762
Total				97,431
France 1.2%
French Republic Government Bond OAT(b)
05/25/2045	3.250%	EUR	30,000	48,612
05/25/2048	2.000%	EUR	38,000	48,096
Total				96,708
Italy 1.1%
Italy Buoni Poliennali Del Tesoro(b)
09/01/2046	3.250%	EUR	31,000	37,840
03/01/2047	2.700%	EUR	44,000	48,006
Total				85,846
Mexico 0.1%
Mexican Bonos
06/10/2021	6.500%	MXN	200,000	9,818
Netherlands 0.7%
Netherlands Government Bond(b)
07/15/2027	0.750%	EUR	44,000	53,905
Spain 2.9%
Spain Government Bond(b)
01/31/2022	5.850%	EUR	79,000	116,693
10/31/2024	2.750%	EUR	87,000	117,678
Total				234,371
Foreign Government Obligations(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sweden 0.2%
Sweden Government Bond
05/12/2028	0.750%	SEK	130,000	15,816
United Kingdom 0.4%
United Kingdom Gilt(b)
01/22/2045	3.500%	GBP	19,000	35,060
Total Foreign Government Obligations (Cost $721,585)				724,632

U.S. Treasury Obligations 18.2%

U.S. Treasury
02/15/2021	3.625%		400,000	419,494
11/30/2024	2.125%		430,000	424,363
08/15/2027	2.250%		300,000	295,823
11/15/2027	2.250%		303,000	298,780
02/15/2045	2.500%		20,000	19,072
Total U.S. Treasury Obligations (Cost $1,459,673)				1,457,532

Money Market Funds 70.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.350%(c),(d)	5,692,128	5,692,128
Total Money Market Funds (Cost $5,692,121)		5,692,128
Total Investments (Cost: $7,873,379)		7,874,292
Other Assets & Liabilities, Net		152,557
Net Assets		8,026,849

At December 31, 2017, securities and/or cash totaling $159,450 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
32,266,000 JPY	286,224 USD	HSBC	01/12/2018	—	(269)
201,000 MXN	10,361 USD	HSBC	01/12/2018	157	—
67,000 NOK	8,125 USD	HSBC	01/12/2018	—	(37)
419,000 SEK	49,788 USD	HSBC	01/12/2018	—	(1,320)
21,000 SGD	15,485 USD	HSBC	01/12/2018	—	(219)
90,800 USD	10,195,000 JPY	HSBC	01/12/2018	—	(278)
12,213 USD	102,000 SEK	HSBC	01/12/2018	229	—
4,450 USD	6,000 SGD	HSBC	01/12/2018	37	—
Columbia Solutions Conservative Portfolio | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2017 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
107,000 AUD	81,401 USD	Morgan Stanley	01/12/2018	—	(2,086)
96,000 CHF	97,424 USD	Morgan Stanley	01/12/2018	—	(1,159)
142,000 DKK	22,696 USD	Morgan Stanley	01/12/2018	—	(203)
901,000 EUR	1,072,260 USD	Morgan Stanley	01/12/2018	—	(9,422)
186,000 GBP	245,738 USD	Morgan Stanley	01/12/2018	—	(5,470)
25,722 USD	34,000 AUD	Morgan Stanley	01/12/2018	807	—
32,653 USD	32,000 CHF	Morgan Stanley	01/12/2018	208	—
8,181 USD	51,000 DKK	Morgan Stanley	01/12/2018	43	—
133,712 USD	112,000 EUR	Morgan Stanley	01/12/2018	748	—
77,241 USD	57,000 GBP	Morgan Stanley	01/12/2018	—	(258)
Total				2,229	(20,721)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	7	03/2018	JPY	105,870,550	—	(14)
Australian 3-Year Bond	2	03/2018	AUD	222,194	—	(739)
Euro-Bobl	1	03/2018	EUR	131,852	—	(688)
Euro-Bund	2	03/2018	EUR	325,149	—	(1,864)
Long Gilt	1	03/2018	GBP	126,384	2,117	—
MSCI EAFE Index	8	03/2018	USD	818,200	11,507	—
MSCI Emerging Markets Index	5	03/2018	USD	290,925	10,163	—
S&P 500 E-mini	9	03/2018	USD	1,204,200	20,251	—
S&P/TSE 60 Index	1	03/2018	CAD	191,480	527	—
U.S. Treasury 10-Year Note	9	03/2018	USD	1,122,066	—	(1,393)
U.S. Treasury 5-Year Note	4	03/2018	USD	465,822	—	(969)
U.S. Treasury Ultra 10-Year Note	1	03/2018	USD	135,078	454	—
Total					45,019	(5,667)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	3.068	USD	825,000	1,409	—	—	1,409	—
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	0.492	USD	490,000	882	—	—	882	—
Total								2,291	—	—	2,291	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $698,998, which represents 8.71% of net assets.
(c)	The rate shown is the seven-day current annualized yield at December 31, 2017.
2	Columbia Solutions Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.350%	10,000	7,869,926	(2,187,798)	5,692,128	(3)	7	13,422	5,692,128
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described below:
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Solutions Conservative Portfolio | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Solutions Conservative Portfolio, December 31, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Foreign Government Obligations	—	724,632	—	—	724,632
U.S. Treasury Obligations	1,457,532	—	—	—	1,457,532
Money Market Funds	—	—	—	5,692,128	5,692,128
Total Investments	1,457,532	724,632	—	5,692,128	7,874,292
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,229	—	—	2,229
Futures Contracts	45,019	—	—	—	45,019
Swap Contracts	—	2,291	—	—	2,291
Liability
Forward Foreign Currency Exchange Contracts	—	(20,721)	—	—	(20,721)
Futures Contracts	(5,667)	—	—	—	(5,667)
Total	1,496,884	708,431	—	5,692,128	7,897,443
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
4	Columbia Solutions Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments
Multi-Manager Growth Strategies Fund, December 31, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.7%
Issuer	Shares	Value ($)
Consumer Discretionary 16.6%
Auto Components 0.1%
Aptiv PLC	8,330	706,634
BorgWarner, Inc.	18,859	963,506
Delphi Technologies PLC(a)	2,776	145,657
Total		1,815,797
Automobiles 0.1%
Thor Industries, Inc.	12,480	1,880,986
Distributors 0.2%
Pool Corp.	36,310	4,707,591
Diversified Consumer Services 1.0%
Graham Holdings Co., Class B	636	355,111
H&R Block, Inc.	3,570	93,605
New Oriental Education & Technology Group, Inc., ADR	271,550	25,525,700
Total		25,974,416
Hotels, Restaurants & Leisure 4.2%
Choice Hotels International, Inc.	52,270	4,056,152
Domino’s Pizza, Inc.	93,473	17,662,658
Hilton Worldwide Holdings, Inc.	7,880	629,297
Las Vegas Sands Corp.	45,955	3,193,413
McDonald’s Corp.	67,120	11,552,694
Starbucks Corp.	541,586	31,103,284
Vail Resorts, Inc.	9,260	1,967,472
Wynn Resorts Ltd.	540	91,039
Yum China Holdings, Inc.	401,560	16,070,431
Yum! Brands, Inc.	316,588	25,836,747
Total		112,163,187
Household Durables 0.3%
Mohawk Industries, Inc.(a)	8,790	2,425,161
NVR, Inc.(a)	1,504	5,276,363
Tupperware Brands Corp.	33,775	2,117,692
Total		9,819,216
Internet & Direct Marketing Retail 7.1%
Amazon.com, Inc.(a)	118,774	138,902,630
Netflix, Inc.(a)	10,752	2,063,954
Priceline Group, Inc. (The)(a)	27,893	48,470,782
Total		189,437,366
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 0.2%
AMC Networks, Inc., Class A(a)	28,116	1,520,513
Cable One, Inc.	636	447,331
CBS Corp., Class B Non Voting	10,160	599,440
Comcast Corp., Class A	36,240	1,451,412
Madison Square Garden Co. (The), Class A(a)	6,240	1,315,704
Total		5,334,400
Specialty Retail 1.8%
Dick’s Sporting Goods, Inc.	24,740	711,028
Foot Locker, Inc.	68,420	3,207,529
Home Depot, Inc. (The)	39,316	7,451,561
Lowe’s Companies, Inc.	58,360	5,423,978
Michaels Companies, Inc. (The)(a)	98,730	2,388,279
O’Reilly Automotive, Inc.(a)	1,090	262,189
Ross Stores, Inc.	5,840	468,660
Sally Beauty Holdings, Inc.(a)	570	10,693
TJX Companies, Inc. (The)	52,130	3,985,860
Ulta Beauty, Inc.(a)	114,736	25,661,854
Total		49,571,631
Textiles, Apparel & Luxury Goods 1.6%
lululemon athletica, Inc.(a)	27,250	2,141,577
Michael Kors Holdings Ltd.(a)	19,610	1,234,450
Nike, Inc., Class B	587,517	36,749,188
Skechers U.S.A., Inc., Class A(a)	65,420	2,475,493
Total		42,600,708
Total Consumer Discretionary		443,305,298
Consumer Staples 7.6%
Beverages 4.0%
Coca-Cola Co. (The)	702,972	32,252,356
Monster Beverage Corp.(a)	1,123,366	71,097,834
PepsiCo, Inc.	34,160	4,096,467
Total		107,446,657
Food & Staples Retailing 0.9%
Costco Wholesale Corp.	115,037	21,410,687
Kroger Co. (The)	720	19,764
Sprouts Farmers Market, Inc.(a)	63,520	1,546,712
Walgreens Boots Alliance, Inc.	15,920	1,156,110
Total		24,133,273

Multi-Manager Growth Strategies Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.3%
Danone SA, ADR	2,038,237	34,232,190
Hershey Co. (The)	500	56,755
Lamb Weston Holdings, Inc.	3,690	208,300
Pilgrim’s Pride Corp.(a)	1,710	53,113
Total		34,550,358
Household Products 1.2%
Clorox Co. (The)	9,140	1,359,484
Energizer Holdings, Inc.	500	23,990
Kimberly-Clark Corp.	13,300	1,604,778
Procter & Gamble Co. (The)	309,331	28,421,332
Total		31,409,584
Tobacco 0.2%
Altria Group, Inc.	49,740	3,551,933
Philip Morris International, Inc.	16,314	1,723,574
Total		5,275,507
Total Consumer Staples		202,815,379
Energy 2.3%
Energy Equipment & Services 1.2%
Schlumberger Ltd.	473,036	31,877,896
Oil, Gas & Consumable Fuels 1.1%
Cabot Oil & Gas Corp.	29,850	853,710
Cimarex Energy Co.	500	61,005
Diamondback Energy, Inc.(a)	29,044	3,666,805
Gulfport Energy Corp.(a)	120,440	1,536,815
Laredo Petroleum, Inc.(a)	1,240	13,156
Pioneer Natural Resources Co.	140,633	24,308,414
Total		30,439,905
Total Energy		62,317,801
Financials 6.4%
Banks 0.9%
First Hawaiian, Inc.	61,555	1,796,175
First Republic Bank	240,300	20,819,592
Signature Bank(a)	1,260	172,948
Western Alliance Bancorp(a)	50,220	2,843,456
Total		25,632,171
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.2%
Artisan Partners Asset Management, Inc., Class A	24,282	959,139
Cboe Global Markets, Inc.	9,664	1,204,038
Charles Schwab Corp. (The)	595,234	30,577,171
Eaton Vance Corp.	30,685	1,730,327
Factset Research Systems, Inc.	92,796	17,887,357
Intercontinental Exchange, Inc.	272,677	19,240,089
Invesco Ltd.	570	20,828
Moody’s Corp.	500	73,805
S&P Global, Inc.	23,450	3,972,430
SEI Investments Co.	481,476	34,598,865
T. Rowe Price Group, Inc.	9,060	950,666
Total		111,214,715
Consumer Finance 0.9%
American Express Co.	159,928	15,882,450
Capital One Financial Corp.	75,718	7,539,998
Total		23,422,448
Insurance 0.4%
Allstate Corp. (The)	24,090	2,522,464
Aspen Insurance Holdings Ltd.	93,720	3,805,032
Assurant, Inc.	610	61,512
Hanover Insurance Group, Inc. (The)	6,988	755,263
Progressive Corp. (The)	23,637	1,331,236
Xl Group Ltd.	34,930	1,228,139
Total		9,703,646
Total Financials		169,972,980
Health Care 16.4%
Biotechnology 6.0%
Alexion Pharmaceuticals, Inc.(a)	246,804	29,515,290
Amgen, Inc.	106,532	18,525,915
Biogen, Inc.(a)	8,930	2,844,830
Bioverativ, Inc.(a)	50,171	2,705,220
Celgene Corp.(a)	254,482	26,557,742
Exelixis, Inc.(a)	24,525	745,560
Gilead Sciences, Inc.	31,930	2,287,465
Incyte Corp.(a)	4,040	382,628
Regeneron Pharmaceuticals, Inc.(a)	69,985	26,311,561

2	Multi-Manager Growth Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Shire PLC, ADR	131,288	20,365,395
Vertex Pharmaceuticals, Inc.(a)	206,435	30,936,349
Total		161,177,955
Health Care Equipment & Supplies 2.5%
Align Technology, Inc.(a)	7,230	1,606,434
Baxter International, Inc.	67,255	4,347,363
Boston Scientific Corp.(a)	98,140	2,432,891
Cooper Companies, Inc. (The)	17,136	3,733,592
Edwards Lifesciences Corp.(a)	242,450	27,326,539
IDEXX Laboratories, Inc.(a)	8,790	1,374,580
Intuitive Surgical, Inc.(a)	3,813	1,391,516
Varian Medical Systems, Inc.(a)	210,102	23,352,837
West Pharmaceutical Services, Inc.	19,860	1,959,586
Total		67,525,338
Health Care Providers & Services 1.4%
AmerisourceBergen Corp.	440	40,401
Centene Corp.(a)	5,127	517,212
Express Scripts Holding Co.(a)	34,963	2,609,638
Premier, Inc.(a)	56,946	1,662,254
UnitedHealth Group, Inc.	143,858	31,714,934
WellCare Health Plans, Inc.(a)	100	20,111
Total		36,564,550
Health Care Technology 0.9%
Cerner Corp.(a)	331,063	22,310,336
Veeva Systems Inc., Class A(a)	29,172	1,612,628
Total		23,922,964
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	31,749	2,126,231
Bio-Techne Corp.	6,988	905,295
Bruker Corp.	22,250	763,620
Illumina, Inc.(a)	142,955	31,234,238
Mettler-Toledo International, Inc.(a)	3,334	2,065,480
QIAGEN NV	37,066	1,146,451
Thermo Fisher Scientific, Inc.	13,600	2,582,368
Waters Corp.(a)	8,790	1,698,140
Total		42,521,823
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	548,105	33,587,874
Eli Lilly & Co.	17,136	1,447,307
Johnson & Johnson	6,870	959,876
Merck & Co., Inc.	184,412	10,376,863
Novartis AG, ADR	226,414	19,009,720
Novo Nordisk A/S, ADR	661,482	35,501,739
Zoetis, Inc.	66,270	4,774,091
Total		105,657,470
Total Health Care		437,370,100
Industrials 6.7%
Aerospace & Defense 0.5%
Boeing Co. (The)	21,807	6,431,102
BWX Technologies, Inc.	47,025	2,844,542
General Dynamics Corp.	7,330	1,491,289
Hexcel Corp.	24,610	1,522,128
Northrop Grumman Corp.	3,780	1,160,120
Total		13,449,181
Air Freight & Logistics 2.0%
Expeditors International of Washington, Inc.	472,993	30,597,917
United Parcel Service, Inc., Class B	198,165	23,611,360
Total		54,209,277
Airlines 0.1%
Copa Holdings SA, Class A	20,589	2,760,161
Southwest Airlines Co.	14,200	929,390
Total		3,689,551
Building Products 0.2%
Allegion PLC	14,120	1,123,387
AO Smith Corp.	50,045	3,066,758
Total		4,190,145
Commercial Services & Supplies 0.1%
Waste Management, Inc.	31,455	2,714,567
Construction & Engineering —%
Quanta Services, Inc.(a)	1,820	71,180
Electrical Equipment 0.9%
Acuity Brands, Inc.	111,960	19,704,960
AMETEK, Inc.	30,450	2,206,712

Multi-Manager Growth Strategies Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Emerson Electric Co.	448	31,221
Rockwell Automation, Inc.	11,430	2,244,280
Total		24,187,173
Industrial Conglomerates 0.3%
3M Co.	23,359	5,498,008
Honeywell International, Inc.	18,285	2,804,187
Total		8,302,195
Machinery 2.2%
Allison Transmission Holdings, Inc.	1,360	58,575
Caterpillar, Inc.	20,087	3,165,309
Cummins, Inc.	39,274	6,937,359
Deere & Co.	199,541	31,230,162
Donaldson Co., Inc.	27,627	1,352,342
Fortive Corp.	31,303	2,264,772
Graco, Inc.	125,781	5,687,817
IDEX Corp.	8,090	1,067,637
Illinois Tool Works, Inc.	9,829	1,639,969
Ingersoll-Rand PLC	740	66,001
Lincoln Electric Holdings, Inc.	13,040	1,194,203
Stanley Black & Decker, Inc.	200	33,938
Toro Co. (The)	10,160	662,737
WABCO Holdings, Inc.(a)	22,980	3,297,630
Total		58,658,451
Professional Services —%
Dun & Bradstreet Corp. (The)	7,166	848,526
TransUnion (a)	1,240	68,151
Total		916,677
Road & Rail 0.1%
Landstar System, Inc.	13,997	1,457,088
Old Dominion Freight Line, Inc.	100	13,155
Union Pacific Corp.	100	13,410
Total		1,483,653
Trading Companies & Distributors 0.3%
HD Supply Holdings, Inc.(a)	12,670	507,180
MSC Industrial Direct Co., Inc., Class A	10,907	1,054,271
Watsco, Inc.	39,280	6,679,171
Total		8,240,622
Total Industrials		180,112,672
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 40.8%
Communications Equipment 1.9%
Arista Networks, Inc.(a)	2,500	588,950
Cisco Systems, Inc.	1,305,128	49,986,402
Juniper Networks, Inc.	17,355	494,618
Motorola Solutions, Inc.	1,140	102,988
Palo Alto Networks, Inc.(a)	530	76,818
Total		51,249,776
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp., Class A	63,030	5,534,034
Cognex Corp.	325,592	19,913,207
Coherent, Inc.(a)	350	98,777
IPG Photonics Corp.(a)	7,690	1,646,659
Trimble Navigation Ltd.(a)	45,530	1,850,339
Total		29,043,016
Internet Software & Services 12.6%
Alibaba Group Holding Ltd., ADR(a)	542,081	93,471,027
Alphabet, Inc., Class A(a)	44,868	47,263,951
Alphabet, Inc., Class C(a)	44,970	47,056,608
eBay, Inc.(a)	18,160	685,358
Facebook, Inc., Class A(a)	724,606	127,863,975
IAC/InterActiveCorp (a)	18,590	2,273,185
MercadoLibre, Inc.	60,827	19,139,824
Total		337,753,928
IT Services 5.9%
Accenture PLC, Class A	20,144	3,083,845
Automatic Data Processing, Inc.	77,715	9,107,421
Booz Allen Hamilton Holdings Corp.	23,765	906,159
Cognizant Technology Solutions Corp., Class A	11,260	799,685
DST Systems, Inc.	40,780	2,531,215
Euronet Worldwide, Inc.(a)	41,927	3,533,188
Fiserv, Inc.(a)	16,170	2,120,372
Global Payments, Inc.	2,070	207,497
Jack Henry & Associates, Inc.	28,587	3,343,536
MasterCard, Inc., Class A	64,392	9,746,373
PayPal Holdings, Inc.(a)	364,103	26,805,263

4	Multi-Manager Growth Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Total System Services, Inc.	13,350	1,055,852
Visa, Inc., Class A	840,023	95,779,422
Total		159,019,828
Semiconductors & Semiconductor Equipment 5.1%
Analog Devices, Inc.	52,990	4,717,700
Applied Materials, Inc.	663,353	33,910,605
Broadcom Ltd.	17,939	4,608,529
Intel Corp.	28,715	1,325,484
KLA-Tencor Corp.	15,347	1,612,509
Lam Research Corp.	6,954	1,280,023
Maxim Integrated Products, Inc.	5,590	292,245
Micron Technology, Inc.(a)	147,909	6,082,018
NVIDIA Corp.	188,191	36,414,959
QUALCOMM, Inc.	522,291	33,437,070
Skyworks Solutions, Inc.	16,556	1,571,992
Teradyne, Inc.	11,960	500,765
Texas Instruments, Inc.	48,801	5,096,777
Xilinx, Inc.	71,930	4,849,521
Total		135,700,197
Software 12.2%
Activision Blizzard, Inc.	518,613	32,838,575
Adobe Systems, Inc.(a)	164,794	28,878,500
ANSYS, Inc.(a)	530	78,223
Autodesk, Inc.(a)	330,576	34,654,282
Cadence Design Systems, Inc.(a)	13,480	563,734
Citrix Systems, Inc.(a)	24,108	2,121,504
Electronic Arts, Inc.(a)	36,823	3,868,624
Fortinet, Inc.(a)	2,150	93,933
Intuit, Inc.	38,932	6,142,691
Microsoft Corp.	768,242	65,715,421
Oracle Corp.	1,052,159	49,746,077
Salesforce.com, Inc.(a)	359,646	36,766,611
ServiceNow, Inc.(a)	235,925	30,762,261
Splunk, Inc.(a)	363,757	30,133,630
Synopsys, Inc.(a)	18,275	1,557,761
Take-Two Interactive Software, Inc.(a)	20,010	2,196,698
Total		326,118,525
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	299,537	50,690,647
Western Digital Corp.	19,250	1,530,952
Total		52,221,599
Total Information Technology		1,091,106,869
Materials 1.2%
Chemicals 0.8%
Albemarle Corp.	2,730	349,140
Celanese Corp., Class A	6,520	698,161
Chemours Co. LLC (The)	75,116	3,760,307
Ecolab, Inc.	38,000	5,098,840
FMC Corp.	83,623	7,915,753
GCP Applied Technologies(a)	4,042	128,940
PPG Industries, Inc.	13,087	1,528,823
Praxair, Inc.	800	123,744
Sherwin-Williams Co. (The)	470	192,719
Westlake Chemical Corp.	8,504	905,931
Total		20,702,358
Construction Materials —%
Eagle Materials, Inc.	2,642	299,339
Containers & Packaging 0.3%
AptarGroup, Inc.	58,273	5,027,794
Avery Dennison Corp.	8,772	1,007,552
Graphic Packaging Holding Co.	117,190	1,810,585
Packaging Corp. of America	1,170	141,044
Silgan Holdings, Inc.	31,800	934,602
Total		8,921,577
Metals & Mining 0.1%
Freeport-McMoRan, Inc.(a)	188,460	3,573,202
Southern Copper Corp.	700	33,215
Total		3,606,417
Total Materials		33,529,691
Real Estate 0.6%
Equity Real Estate Investment Trusts (REITS) 0.5%
American Tower Corp.	48,550	6,926,628
Equinix, Inc.	2,751	1,246,808
Equity LifeStyle Properties, Inc.	21,599	1,922,743
Sabra Health Care REIT, Inc.	121,531	2,281,137

Multi-Manager Growth Strategies Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SBA Communications Corp.(a)	11,360	1,855,770
Senior Housing Properties Trust	17,213	329,629
Total		14,562,715
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	34,940	1,513,251
Total Real Estate		16,075,966
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
Verizon Communications, Inc.	67,830	3,590,242
Total Telecommunication Services		3,590,242
Utilities —%
Independent Power and Renewable Electricity Producers —%
NRG Energy, Inc.	5,770	164,330
Total Utilities		164,330
Total Common Stocks (Cost $2,042,553,389)		2,640,361,328

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.350%(b),(c)	31,707,841	31,707,841
Total Money Market Funds (Cost $31,706,492)		31,707,841
Total Investments (Cost: $2,074,259,881)		2,672,069,169
Other Assets & Liabilities, Net		2,012,970
Net Assets		2,674,082,139

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.350%
	36,252,202	525,595,176	(530,139,537)	31,707,841	1,399	(1,314)	320,792	31,707,841
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
6	Multi-Manager Growth Strategies Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2017 (Unaudited)
Fair value measurements  (continued)
¦
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	443,305,298	—	—	—	443,305,298
Consumer Staples	202,815,379	—	—	—	202,815,379
Energy	62,317,801	—	—	—	62,317,801
Financials	169,972,980	—	—	—	169,972,980
Health Care	437,370,100	—	—	—	437,370,100
Industrials	180,112,672	—	—	—	180,112,672
Information Technology	1,091,106,869	—	—	—	1,091,106,869
Materials	33,529,691	—	—	—	33,529,691
Real Estate	16,075,966	—	—	—	16,075,966
Telecommunication Services	3,590,242	—	—	—	3,590,242
Utilities	164,330	—	—	—	164,330
Total Common Stocks	2,640,361,328	—	—	—	2,640,361,328
Money Market Funds	—	—	—	31,707,841	31,707,841
Total Investments	2,640,361,328	—	—	31,707,841	2,672,069,169
Multi-Manager Growth Strategies Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, December 31, 2017 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
8	Multi-Manager Growth Strategies Fund | Quarterly Report 2017

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                                Columbia Funds Series Trust I

By (Signature and Title)                          /s/ Christopher O. Petersen

                                         Christopher O. Petersen, President and Principal Executive Officer

Date                                                          February 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                           /s/ Christopher O. Petersen

                                         Christopher O. Petersen, President and Principal Executive Officer

Date                                                          February 21, 2018

By (Signature and Title)                          /s/ Michael G. Clarke

                                                                  Michael G. Clarke, Treasurer and Chief Financial Officer

Date                                                          February 21, 2018